Commitments and Contingencies - Narrative (Details)	3 Months Ended
Jun. 28, 2020 USD ($) endowedFacultyChair
Loss Contingencies [Line Items]
Loss contingency accrual	$ 300,000
GDA term	13 years
Duration of annual commitment fee payment of GDA	6 years
Number of endowed faculty chairs created | endowedFacultyChair	2
Minimum
Loss Contingencies [Line Items]
Annual cost of GDA	$ 1,000,000.0
Maximum
Loss Contingencies [Line Items]
Potential total grant amount of GDA	500,000,000.0
Annual cost of GDA	$ 5,200,000